Note 7 - Risk and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 42-1623692 006 [Member]
Notes to Financial Statements
EBP, Risk and Uncertainty [Text Block]

NOTE 7 - RISK AND UNCERTAINTIES

The Plan invests in various investment securities. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for benefits.